UNBILLED RECEIVABLES (CONTRACT ASSETS) AND DEFERRED REVENUE (CONTRACT LIABILITIES) (Tables)	12 Months Ended
Dec. 31, 2025
Unbilled Receivables Contract Assets And Deferred Revenue
SCHEDULE OF BALANCES OF CONTRACT ASSETS

The following table summarizes the balances of contract assets and the movement during the periods presented:

	As of December 31,
	2024	2025
	HK$	HK$	US$ (Note 2(e))
Unbilled receivables (Contract assets):
Balance at beginning of the year	1,964,662	2,609,173	334,509
Additions	2,609,173	1,577,855	202,289
Less: progress billings recognised as revenue	(1,964,662)	(2,609,173)	(334,509)
Balance at end of year	2,609,173	1,577,855	202,289

SCHEDULE OF DEFERRED REVENUE CONTRACT LIABILITIES

	As of December 31,
	2024	2025
	HK$	HK$	US$ (Note 2(e))
Deferred revenue (Contract liabilities):
Balance at beginning of the year	18,585,792	17,401,218	2,230,925
Additions	178,036,379	3,840,948	492,429
Revenue recognized during the year	(179,220,953)	(17,401,218)	(2,230,925)
Balance at end of year	17,401,218	3,840,948	492,429

SCHEDULE OF DEFERRED REVENUE

	As of December 31,
	2024	2025
	HK$	HK$	US$ (Note 2(e))
Deferred revenue (Contract liabilities), current portion	17,401,218	3,581,864	459,213
Deferred revenue (Contract liabilities), non-current portion	-	259,084	33,216
	17,401,218	3,840,948	492,429